UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2013 (unaudited)

LK Balanced Fund

Description	Shares/Par	Value
COMMON STOCKS - 60.5%
Consumer Discretionary - 6.6%
Cato, Class A	12,500	$301,750
DIRECTV*	6,500	367,965
Walt Disney	7,000	397,600
Winnebago Industries*	13,000	268,320
		1,335,635
Consumer Staples - 2.7%
Colgate-Palmolive	1,700	200,651
ConAgra Foods	9,000	322,290
Crimson Wine Group*	1,440	13,392
		536,333
Energy - 7.9%
Anadarko Petroleum	6,200	542,190
Chesapeake Energy	15,000	306,150
Chevron	4,418	524,947
Peabody Energy	10,000	211,500
		1,584,787
Financials - 9.6%
Berkshire Hathaway, Class A*	2	312,560
Leucadia National	14,400	394,992
Plum Creek Timber - REIT	8,000	417,600
St. Joe *	15,000	318,750
Texas Pacific Land Trust	6,959	490,470
		1,934,372
Health Care - 8.8%
Forest Laboratories*	10,500	399,420
Laboratory Corporation of America Holdings*	3,725	335,995
Pfizer	20,000	577,200
Thermo Fisher Scientific	6,000	458,940
		1,771,555
Industrials - 14.8%
Boeing	4,500	386,325
Chicago Bridge & Iron	12,500	776,250
GenCorp*	43,000	571,899
Kansas City Southern	5,600	621,040
Lincoln Electric Holdings	11,600	628,488
		2,984,002
Materials - 10.1%
Cemex SAB de CV*	36,290	443,101
Compass Minerals International	5,000	394,500
Freeport-McMoRan Copper & Gold	8,228	272,347
Vulcan Materials	9,000	465,300
Yamana Gold	30,000	460,500
		2,035,748
Total Common Stocks
(Cost $6,822,492)		12,182,432

CORPORATE BONDS - 25.2%
Consumer Discretionary - 1.5%
Walt Disney
5.875%, 12/15/2017	$250,000	302,868
Consumer Staples - 7.3%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	284,654
Campbell Soup
2.500%, 08/02/2022	300,000	286,117
Coca-Cola
7.125%, 08/01/2017	150,000	185,010
Kimberly-Clark
6.875%, 02/15/2014	150,000	158,365
Procter & Gamble
1.800%, 11/15/2015	275,000	284,639
William Wrigley Jr.
4.650%, 07/15/2015	250,000	266,611
		1,465,396
Energy - 1.6%
ConocoPhillips
6.650%, 07/15/2018	250,000	314,431
Financials - 5.1%
Berkshire Hathaway
1.500%, 01/10/2014	250,000	252,316
1.900%, 01/31/2017	265,000	273,623
Fannie Mae
3.000%, 09/24/2019	250,000	253,017
John Deere Capital
3.000%, 10/15/2013	250,000	252,272
		1,031,228
Health Care - 4.0%
Pfizer
4.650%, 03/01/2018	250,000	290,753
Stryker
4.375%, 01/15/2020	200,000	226,808
Wyeth
5.500%, 02/15/2016	250,000	284,157
		801,718
Industrials - 2.5%
Union Pacific Railroad
Series 2004-2	250,000	263,618
5.214%, 09/30/2014 (a)
United Parcel Service
2.450%, 10/01/2022	250,000	249,075
		512,693

Information Technology - 1.9%
Corning
7.530%, 03/01/2023	110,000	135,578
Intel
2.700%, 12/15/2022	250,000	248,220
		383,798
Telecommunication Services - 1.3%
Qwest
7.125%, 11/15/2043	250,000	255,278
Total Corporate Bonds
(Cost $4,783,494)		5,067,410

MUNICIPAL BONDS - 4.2%
Blair, Nebraska Water System, Series C
3.500%, 12/15/2017	200,000	208,722
Colony, Texas Local Development Corporation, Series A
2.594%, 10/01/2020	190,000	191,733
La Vista, Nebraska Economic Development Fund
6.528%, 10/15/2017	200,000	214,558
Omaha, Nebraska Special Tax, Build America Bonds
4.130%, 10/15/2016	220,000	240,315
Total Municipal Bonds
(Cost $813,204)		855,328

U.S. GOVERNMENT SECURITIES - 3.2%
U.S. Treasury Notes#
2.125%, 01/15/2019	$268,143	327,302
1.125% 1/15/2021	263,175	310,505
Total U.S. Government Securities
(Cost $531,326)		637,807

EXCHANGE-TRADED FUNDS - 2.8%
SPDR Barclays Capital High Yield Bond	6,000	246,660
SPDR Gold Trust*	2,075	320,484
Total Exchange Traded Funds
(Cost $403,473)		567,144

SHORT-TERM INVESTMENT - 2.7%
First American Government Obligations, Class Z, 0.02%^
(Cost $535,488)	535,488	535,488
Total Investments - 98.6%
(Cost $13,889,477)		19,845,609
Other Assets and Liabilities, Net - 1.4%		285,669
Total Net Assets - 100.0%		$20,131,278

*	Non-income producing security.
(a)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2013, the value of this investment was $263,618 or 1.3% of total net assets.
#
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

^	Variable rate security - The rate shown is the rate in effect as of March 31, 2013.
REIT-	Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of March 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,182,432	$-	$-	$12,182,432
Corporate Bonds	-	5,067,410	-	5,067,410
Municipal Bonds	-	855,328	-	855,328
U.S. Government Securities	-	637,807	-	637,807
Exchange-Traded Funds	567,144	-	-	567,144
Short-Term Investment	535,488	-	-	535,488
Total Investments	$13,285,064	$6,560,545	$-	$19,845,609

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

LK Balanced Fund

Cost of investments	$13,889,477

Gross unrealized appreciation	6,079,282
Gross unrealized depreciation	(123,150)
Net unrealized appreciation	$5,956,132

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  May 20, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  May 20, 2013